SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2013
Summary of Option Activity

A summary of option activity as of September 30, 2013, and changes during the years ended September 30, 2013 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price			Weighted- average remaining contractual term (years)	Aggregated intrinsic value

Outstanding, September 30, 2012	3,747,024	US$	0.87	[1]	7.00	—
Exercised	964,092	US$	0.61
Forfeited	82,300	US$	1.41
Cancelled	1,120,900	US$	1.38

Outstanding, September 30, 2013	1,579,732	US$	0.50		6.37	3,389

Expected to vest, September 30, 2013	—		—		—	—

Exercisable at September 30, 2013	1,579,732	US$	0.50		6.37	3,389

Share Options, NonEmployees

A summary of the activities of the share option granted to non-employees as of September 30, 2013, and changes during the year ended September 30, 2013 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price			Weighted- average remaining contractual term (years)	Aggregated intrinsic value

Outstanding, September 30, 2012	151,500	US$	0.62	[1]	5.55	25
Exercised	23,300	US$	0.495

Outstanding, September 30, 2013	128,200	US$	0.495		4.55	275

Expected to vest, September 30, 2013	—		—		—	—

Exercisable at September 30, 2013	128,200	US$	0.495		4.55	275

1.	On November 13, 2012, the Company approved and declared a cash dividend of US$0.12 per ordinary share on its outstanding shares to shareholders as of December 7, 2012 and according to the terms of the Prior and New Plan, reduced the exercise price by US$0.12 for all of the outstanding options as of December 7, 2012. The change in exercise price was incurred in the year ended September 30, 2013, and therefore was not reflected in the weighted-average exercise price as of September 30, 2012.

Estimated Fair Value of The Share Options, Assumptions Used

The Company used the Black Scholes Model to estimate the fair value of the share options on the grant dates with the following assumptions:

For the year ended September 30, 2011

Risk-free interest rate	1.40% ~ 1.86%
Dividend yield	—
Expected volatility	51%
Expected life (in years)	3.71 ~ 5.63

Summary of The Nonvested Restricted Shares Activity

A summary of the nonvested restricted shares activity is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$

Nonvested restricted shares outstanding at September 30, 2012	—	—
Granted	225,000	1.22
Vested	100,000	1.22

Nonvested restricted shares outstanding at September 30, 2013	125,000	1.22	$330

Nonvested restricted shares expected to vest at September 30, 2013	125,000	1.22	$330

Share-Based Compensation Expense Of Share-Based Awards Granted

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2011, 2012 and 2013 are as follows:

	As of September 30,
	2011	2012	2013
	US$	US$	US$

Cost of services	1,999	37	56
General and administrative expenses	3,347	88	522
Selling expenses	678	16	47

	6,024	141	625